Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Statement Line Items [Line Items]
Balance		$ 31,597	$ 27,516	$ 30,689
Balance	$ 27,516	28,795	31,597	27,516
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance		97,875	90,353	89,787
Effect of foreign exchange		(517)	(317)	566
Additions		450	7,839
Write off		(12,126)
Balance	90,353	85,682	97,875	90,353
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance		66,278	62,837	59,098
Effect of foreign exchange	522	(489)	(98)
Write off		(12,126)
Charge for the period		3,224	3,539	3,217
Balance	$ 62,837	$ 56,887	$ 66,278	$ 62,837